Investments in Associates - Summary of Significant Investments in Associates (Detail) - CAD ($) $ in Millions	6 Months Ended
	Apr. 30, 2021	Jan. 31, 2021	Oct. 31, 2020
Canadian tire financial services business [member]
Disclosure of associates [line items]
Country of incorporation	Canada
Nature of business	Financial Services
Ownership percentage	20.00%
Date of financial statements	Mar. 31, 2021
Carrying value	$ 521	$ 533	$ 534
Bank of Xian Co Ltd [member]
Disclosure of associates [line items]
Country of incorporation	China
Nature of business	Banking
Ownership percentage	17.99%
Date of financial statements	Mar. 31, 2021
Carrying value	$ 935	955	926
Maduro and curiels bank NV [member]
Disclosure of associates [line items]
Country of incorporation	Curacao
Nature of business	Banking
Ownership percentage	48.10%
Date of financial statements	Mar. 31, 2021
Carrying value	$ 344	$ 365	$ 355